Segment and Geographic Information (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015 Segment	Dec. 31, 2014 country Segment
Segment Reporting [Abstract]
Number of reportable segments | Segment	4	4
Number of countries in which operations is carried on		80
Maximum percentage of consolidated revenue represented by foreign countries		8.00%
Maximum percentage of consolidated revenue represented by single customer		10.00%